Related Party Transactions - Transactions with Significant Influence Entities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party revenue	$ 5.4	$ 12.3	$ 6.4	$ 23.1
Funding provided by shareholder loan	1.6	8.5	(1.5)	17.2
Trade receivables	30.2		30.2		$ 34.9
Perfomex
Related Party Transaction [Line Items]
Trade receivables	19.0		19.0		25.9
Perfomex | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue	1.9	3.7	4.1	5.7
Funding provided by shareholder loan	0.8	3.6		9.6
Funding received from shareholder loan			(2.5)
Perfomex | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue	2.2	5.9	(1.6)	12.0
Perfomex II
Related Party Transaction [Line Items]
Funding provided by shareholder loan			1.0
Trade receivables	9.5		9.5		7.1
Perfomex II | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue	1.2	1.5	2.3	3.6
Funding provided by shareholder loan	0.8	2.3	1.0	5.1
Perfomex II | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue	0.1	1.0	1.6	1.0
Opex
Related Party Transaction [Line Items]
Funding provided by shareholder loan			0.0
Trade receivables	1.7		1.7		$ 1.9
Opex | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue	0.0	0.2	0.0	0.8
Funding provided by shareholder loan	0.0	1.9	0.0	1.9
Akal
Related Party Transaction [Line Items]
Funding provided by shareholder loan			0.0
Akal | Bareboat Revenue
Related Party Transaction [Line Items]
Funding provided by shareholder loan	0.0	0.6	0.0	0.6
Joint ventures | Bareboat Revenue
Related Party Transaction [Line Items]
Funding provided by shareholder loan	$ 1.6	$ 8.4		$ 17.2
Funding received from shareholder loan			$ (1.5)